Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Lapse of statute of limitations	$ 18,709	$ 29,786	$ 15,271
Tax benefit, settlement	$ 14,557
Unrecognized tax benefits, statute of limitations expiry period	2014	2013